Summary of Significant Accounting Policies (Details) - USD ($)					6 Months Ended			12 Months Ended
		Oct. 16, 2024	Sep. 18, 2024	Apr. 01, 2019	Mar. 31, 2025		Mar. 31, 2024	Sep. 30, 2024		Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2025	Dec. 18, 2024	Oct. 11, 2024	Dec. 17, 2023	Oct. 01, 2023
Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net of an estimated allowance					$ 5,802,785							$ 1,670,361				$ 863,328
Allowance for credit losses					1,679,731			$ 1,112,315		$ 109,214
Inventory valuation					80,618			93,037		83,889	100,785
Impairments of long-lived assets					$ 0			$ 0
Bearing interest			8.00%
Aggregate original issue discount			$ 800,000
Purchase price per share (in Dollars per share)			$ 0.00025
Percentage of outstanding balance					120.00%			120.00%
Subsequent redemption					25.00%			25.00%
Gross proceeds from sale		$ 10,000,000
Issuance value					$ 2,325			$ 2,325
Percentage of service commission					10.00%			10.00%
Contract liabilities					$ 208,483			$ 533,625		530,488
Revenue recognized contract liabilities					181,337		$ 210,930	468,545		445,808
Advertising cost					758		25,183
Freight costs					7,453		25,637	57,421		118,647	275,211
Research and development expense					31,048		26,557	150,511		141,702	39,490
Value added tax, percentage				13.00%
Government subsidies					13,830		$ 30	701		1,314	3,441
Statutory surplus										11,348
Revenue					$ 76,907			$ 312,180
Total revenue percent					2.00%			3.00%
Total assets					$ 19,584,537			$ 12,691,527		10,633,513
Allowance for doubtful accounts										$ 109,214
Issued price share (in Dollars per share)										$ 4
Net proceeds										$ 5,400,000
Other offering expense										$ 600,000
Ordinary shares outstanding (in Shares)	[1]							21,500,000		20,000,000
Par value (in Dollars per share)	[1]
Ordinary shares issued (in Shares)	[1]							21,500,000		20,000,000
Market promotion expenses								$ 25,210		$ 5,733	$ 133,160
Promissory Note [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate principal amount			$ 10,830,000
Conversion price per share (in Dollars per share)			$ 1.2
Conversion price percentage			70.00%
Trading day period			60 days
Convertible Promissory Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion price per share (in Dollars per share)													$ 0.24
Taxpayers Selling Consumer Products [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage				16.00%
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage					6.00%			6.00%
Deregistration of HQT Network Co., Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Total assets
Statutory Reserve [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory surplus fund					10.00%			10.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate					10.00%			10.00%
Registered capital limit, percentage for appropriation is not required					50.00%			50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate					8.00%			8.00%
Statutory surplus fund								10.00%
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Number of pre-delivery ordinary share (in Shares)			9,300,000
Shares issued (in Shares)														195,000,000
Ordinary shares outstanding (in Shares)	[2]				3,080,000			2,150,000
Par value (in Dollars per share)			$ 0.00025		$ 0.0025	[2]		$ 0.0025	[2]
Ordinary shares issued (in Shares)			9,300,000		3,080,000	[2]		2,150,000	[2]
Class A Ordinary Shares [Member] | Convertible Promissory Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Par value (in Dollars per share)			$ 0.00025
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Shares issued (in Shares)										1,500,000
Ordinary shares outstanding (in Shares)										21,500,000
Par value (in Dollars per share)										$ 0.00025
IPO [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Issued price share (in Dollars per share)															$ 4

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).